Biological assets (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about biological assets [line items]
Biological assets	R$ 96,046	R$ 51,695
Current	61,993	38,260
Noncurrent	34,053	13,435
Production cattle [Member]
Disclosure of detailed information about biological assets [line items]
Biological assets	34,053	13,435
Grain plantation [Member]
Disclosure of detailed information about biological assets [line items]
Biological assets	2,203	1,385
Sugarcane plantation [Member]
Disclosure of detailed information about biological assets [line items]
Biological assets	R$ 59,790	R$ 36,875